Schedule 1 - Registrant's Condensed Financial Statements - Dividends from Subsidiaries - Additional Information (Detail) - Parent Company [Member] - USD ($) $ in Millions		12 Months Ended
	May. 14, 2013	Jun. 29, 2013
Condensed Financial Statements, Captions [Line Items]
Dividends received from subsidiaries	$ 220.0	$ 193.4
Dividends declared	$ 220.0